Taxes recoverable (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 6,265	R$ 3,130
Current assets	2,703	1,372
Non-current assets	3,562	1,758
Value Added Tax On Sales And Services I C M S Normal Preparations [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	702	680
I C M S Credits From Property Plant And Equipment [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	295	337
I C M S Supervening Events [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	238	250
Social Integration Program P I S And Social Contribution On Revenue [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	3,712	135
P I S And C O F I N S Credits From Property Plant And Equipment [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	212	425
Other Taxes Recoverable [Member] | Parent Companys Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	40	216
Other Taxes Recoverable [Member] | Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	13	107
Value Added Tax I V A [Member] | Foreign Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Taxes recoverable	R$ 1,053	R$ 980